LIBERTY FUNDS TRUST I                                       LIBERTY FUNDS TRUST IV
Liberty High Yield Securities Fund                          Liberty Utilities Fund
Liberty Income Fund
Liberty Strategic Income Fund                               LIBERTY FUNDS TRUST VI
Liberty Tax-Managed Aggressive Growth Fund                  Liberty Growth & Income Fund
Liberty Tax-Managed Value Fund                              Liberty Newport Asia Pacific Fund
Liberty Tax-Managed Growth Fund                             Liberty Small-Cap Value Fund
Liberty Tax-Managed Growth Fund II
                                                            LIBERTY FUNDS TRUST VII
LIBERTY FUNDS TRUST II                                      Liberty Newport Europe Fund
Liberty Intermediate Government Fund                        Liberty Newport Tiger Fund
Liberty Money Market Fund
Liberty Newport Greater China Fund                          LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
Liberty Newport Japan Opportunities Fund                    Liberty Growth Investor Fund
                                                            Liberty Midcap Growth Fund
LIBERTY FUNDS TRUST III                                     Liberty Focus Fund Class A
Liberty Contrarian Fund                                     Liberty Small Company Growth Fund Class A
Liberty Contrarian Equity Fund                              Liberty Capital Opportunities Fund Class A
Liberty Contrarian Small-Cap Fund
Liberty Contrarian Income Fund                              LIBERTY-STEIN ROE FUNDS ADVISOR TRUST
Liberty Federal Securities Fund                             Liberty Growth Stock Fund
Liberty Newport Global Equity Fund
Liberty Newport International Equity Fund                   LIBERTY FLOATING RATE ADVANTAGE FUND
Liberty Select Value Fund
The Liberty Fund                                            LIBERTY FLOATING RATE FUND

LIBERTY-STEIN ROE FUNDS INCOME TRUST
Liberty Income Bond Fund Class A
Liberty High Yield Bond Fund Class A
Liberty Intermediate Bond Fund Class A


               Supplement to Statements of Additional Information

The statements of additional information of the above listed funds (the Funds) are amended as follows:

From time to time, Liberty Funds Distributor, Inc. (LFDI) or its affiliates may elect to make payments to broker-dealers in addition to the commissions described in the Funds' statements of additional information. With respect to the Funds, LFDI will reallow to participating broker-dealers the entire sales charge for all sales of Class A shares for orders placed for Individual Retirement Accounts (IRAs) from February 1, 2002 through April 15, 2002. With respect to each of the above listed Funds, LFDI has elected to pay participating broker-dealers an amount equal to 0.50% of the net asset value of the Fund's Class B shares for orders placed for IRAs from February 1, 2002 through April 15, 2002.


G-35/834I-0102                                                  February 1, 2002